Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Assets:
Money market funds	[1]	$ 257	$ 4,321
Marketable securities	[2]		18,402
Total assets		257	22,723
Liabilities:
Short-term loan		3,116	2,972
Contingent short-term earnout liability	[3]	304
Contingent long-term earnout liability	[3]	173
Total liabilities		3,593	2,972
Level 1
Assets:
Money market funds	[1]
Marketable securities	[2]
Total assets
Liabilities:
Short-term loan
Contingent short-term earnout liability	[3]
Contingent long-term earnout liability	[3]
Total liabilities
Level 2
Assets:
Money market funds	[1]	257	4,321
Marketable securities	[2]		18,402
Total assets		257	22,723
Liabilities:
Short-term loan
Contingent short-term earnout liability	[3]
Contingent long-term earnout liability	[3]
Total liabilities
Level 3
Assets:
Money market funds	[1]
Marketable securities	[2]
Total assets
Liabilities:
Short-term loan		3,116	2,972
Contingent short-term earnout liability	[3]	304
Contingent long-term earnout liability	[3]	173
Total liabilities		$ 3,593	$ 2,972

[1]	As of December 31, 2025, approximately $257 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2024, approximately $4,321 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
[2]	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2025 and 2024:
[3]	The income valuation approach is applied and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.